Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Stream interests	$ 30,100	$ 34,278	$ 28,826
Non-capital losses	7,663	8,195	170
Deferred and restricted share units	3,401	4,008	2,865
Share and debt issue expenses	2,935	4,562	(113)
Deferred tax assets	44,099	51,043
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(102,782)	(93,266)	(77,641)
Investments	(8,077)	(9,437)	1,911
Convertible debentures	(1,173)	(2,315)	(3,632)
Other	(474)	(454)	149
Deferred tax liabilities	(112,506)	(105,472)
Deferred tax liability, net	$ (68,407)	$ (54,429)	$ (47,465)